INVESTMENTS IN NON-CONSOLIDATED AFFILIATES	12 Months Ended
Dec. 31, 2014
INVESTMENTS IN NON-CONSOLIDATED AFFILIATES [Abstract]
INVESTMENTS IN NON-CONSOLIDATED AFFILIATES

(6) INVESTMENTS IN NON-CONSOLIDATED AFFILIATES

The Group's investments in non-consolidated affiliates consist of cost method investments and equity method investments.

Cost method investments in non-consolidated affiliates as of December 31, 2013 and 2014 were as follows:

	December 31,
	2013	2014
2014 Affiliate Company	-	9,000,000
2014 Second Affiliate Company	-	6,000,000
Total carrying value	-	15,000,000

Investments in equity method of non-consolidated affiliates as of December 31, 2013 and 2014 were as follows:

	December 31,
	2013	2014
Jiuyou	13,338,119	-
2012 Affiliate Company	-	75,552,753
2013 Affiliate Company	4,500,000	788,932
2014 Acquired Company	34,229,116	-
2014 Third Affiliate Company	-	5,600,000
Total carrying value	52,067,235	81,941,685

Jiuyou

On December 31, 2010, the Group acquired a 20% equity interest in Jiuyou from selling shareholders. On May 16, 2012, the Group received an additional 1.8% equity interest, pursuant to a purchase price adjustment, for a total equity interest of 21.8%. In addition, the Group had an option to acquire the remaining equity interest in Jiuyou in one or more option exercises on or before December 30, 2013. The option was not recognized in the consolidated balance sheets as it was not legally detachable, separately exercisable, and net settleable. On November 18, 2013, the Group issued an option exercise notice to the shareholders of Jiuyou. On February 25, 2014, the Group acquired an additional 12.2% interest in Jiuyou for RMB20,796,947, which increased the Group's shareholding in Jiuyou from 21.8% to 34%.

The carrying amount and share of net income/(loss) of investment in Jiuyou as of December 31, 2013 and 2014 were as follows:

	December 31,
	2013	2014
Balance at the beginning of the year	13,103,822	13,338,119
Addition due to investment in non-consolidated affiliate	-	20,796,947
Total investment in non-consolidated affiliate	13,103,822	34,135,066

Share of net income/(loss) in non-consolidated affiliate	237,297	(2,256,451)
Amortization of identifiable intangible assets, net of tax	(3,000)	(206,468)
Impairment of investment in non-consolidated affiliate	-	(31,672,147)
Total value	234,297	(34,135,066)
Carrying value at the end of the year	13,338,119	-

The Group recognizes its share of net income/(loss) in Jiuyou on a one-month lag basis, as the financial statements of Jiuyou are not available within a sufficient time period.

In December 2014, the Group recorded a full amount impairment charge of RMB31,672,147 for its investment in Jiuyou, which is included in “net loss on equity method investments” in the consolidated statement of comprehensive income/(loss) for the year ended December 31, 2014. The impairment charge resulted from a significant decline in the value of the Group's investment in Jiuyou due to the decline in Jiuyou's web-based hotel booking business as it was not able to effectively move to mobile booking channels when the hotel booking market in China shifted to mobile platforms.

2012 Affiliate Company

On February 9, 2012, the Group invested RMB5,600,000 to obtain a 30% equity interest in 2012 Affiliate Company. The Group recognized the share of net loss of investment in 2012 Affiliate Company on a one-quarter lag basis, as the financial statements of 2012 Affiliate Company are not available within a sufficient time period. During the year ended December 31, 2012, when the decline in the value of the Group's investment in 2012 Affiliate Company was determined to be other-than-temporary under ASC 323, the Group recorded an impairment loss of RMB4,812,242 and fully wrote down the investment in 2012 Affiliate Company, which was included in “net loss on equity method investments” in the consolidated statements of comprehensive income/(loss) for the year ended December 31, 2012. In 2013, 2012 Affiliate Company changed its business focus from mobile hotel booking to property management software for hotels and other accommodations providers, which is also an area of strategic interest for the Group. On March 24, 2014, the Group acquired an additional 13.9% interest in 2012 Affiliate Company, increasing the Group's shareholding from 30% to 43.9%, for RMB18,283,200 injected into 2012 Affiliate Company. On December 31, 2014, the Group acquired an additional 5.1% interest in 2012 of Affiliate Company, increasing the Group's shareholding from 43.9% to 49%, for RMB58,380,000 of which RMB5,838,000 was injected as cash into 2012 Affiliate Company, and the remaining RMB52,542,000 was recorded in “accrued expenses and other current liabilities” in the consolidated balance sheet as of December 31, 2014. The remaining consideration of RMB52,542,000 was paid to 2012 Affiliate Company in January 2015.

The carrying amount and share of net loss of investment in 2012 Affiliate Company as of December 31, 2013 and 2014 were as follows:

	December 31,
	2013	2014
Investment in non-consolidated affiliate - cost
Balance at the beginning of the year	-	-
Investment in non-consolidated affiliate	-	76,663,200
Total investment in non-consolidated affiliate - cost	-	76,663,200

Share of net loss in non-consolidated affiliate	-	(844,697)
Amortization of identifiable intangible assets, net of tax	-	(265,750)
Carrying value at the end of the year	-	75,552,753

2014 Acquired Company (previously referred to as 2012 Second Affiliate Company)

As discussed in Note (3) “2014 Acquired Company”, the Group acquired control of 2014 Acquired Company on October 31, 2014. The carrying amount and share of net income for investment in 2014 Acquired Company as of December 31, 2013 and 2014 were as follows:

	December 31,
	2013	2014
Investment in non-consolidated affiliate – cost
Balance at the beginning of the year	28,927,154	34,229,116
Investment in non-consolidated affiliate	2,000,000	-
Total investment in non-consolidated affiliate - cost	30,927,154	34,229,116

Share of net income in non-consolidated affiliate	4,009,141	1,555,516
Amortization of identifiable intangible assets, net of tax	-	(1,110,397)
Cash dividend from non-consolidated affiliate	(707,179)	-
Elimination of investment on acquisition date	-	(34,674,235)
Carrying value at the end of the year	34,229,116	-

2013 Affiliate Company

On October 17, 2013, the Group acquired a 10% equity interest in 2013 Affiliate Company for RMB4,500,000, which was paid as of December 31, 2013. In addition, the Group has an option to acquire an additional 20% equity interest in 2013 Affiliate Company on or before April 16, 2015. The option is not recognized in the consolidated balance sheets as it is not legally detachable, separately exercisable, and net settleable. Given the Group's equity interest and representation on the board of directors of 2013 Affiliate Company, the Group has applied equity method accounting to account for the investment in 2013 Affiliate Company. The Group recognizes its share of net loss of investment in 2013 Affiliate Company on a one-quarter lag basis, as the financial statements of 2013 Affiliate Company are not available within a sufficient time period. The share of net loss in 2013 Affiliate Company from October 17, 2013 through December 31, 2013 was not material.

In December 2014, the Group recorded an impairment charge of RMB3,413,146 which is included in “net loss on equity method investments” in the consolidated statement of comprehensive income/(loss) for the year ended December 31, 2014. The impairment resulted from a decline in the value of the Group's investment in 2013 Affiliate Company; as the carrying value of the investment was greater than its fair value, the impairment charge was required.

The carrying amount and share of net loss for investment in 2013 Affiliate Company as of December 31, 2013 and 2014 were as follows:

	December 31,	December 31,
	2013	2014
Investment in non-consolidated affiliate - cost
Balance at the beginning of the year	-	4,500,000
Investment in non-consolidated affiliate	4,500,000	-
Total investment in non-consolidated affiliate - cost	4,500,000	4,500,000

Share of net loss in non-consolidated affiliate	-	(297,922)
Impairment of investment in equity affiliate	-	(3,413,146)
Carrying value at the end of the year	4,500,000	788,932

 2014 Affiliate Company

On July 21, 2014, the Group acquired a 20% equity interest in 2014 Affiliate Company for total cash consideration of RMB9,000,000. The Group applied the cost method to account for the investment because the investment has a substantive liquidation preference over the shareholding owned by other investors.

2014 Second Affiliate Company

On November 5, 2014, the Group acquired a 10% equity interest in 2014 Second Affiliate Company for total cash consideration of RMB6,000,000. The Group applied cost method to account for the investment due to the Group's lack of ability to exercise significant influence and the investment has a substantive liquidation preference over the shareholding owned by other investors.

There is no impairment indicator for these two investments in the year ended on December 31, 2014.

2014 Third Affiliate Company

On December 12, 2014, the Group invested RMB5,600,000 to acquire a 30% equity interest in a newly established 2014 Third Affiliate Company. The Group recorded the unpaid purchase consideration of RMB5,600,000 in “accrued expenses and other current liabilities” in the consolidated balance sheets as of December 31, 2014. The Group recognizes its share of net loss of investment in 2014 Third Affiliate Company on a one quarter lag basis, as the financial statements of 2014 Third Affiliate Company are not available within a sufficient time period. The share of net loss in 2014 Third Affiliate Company from December 12, 2014 through December 31, 2014 was not material. There is no impairment indicator for this investment in the year ended on December 31, 2014.